FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. At December 31, 2020 there were no assets or liabilities that were measured at fair value.

			Significant	Significant
		Quoted Prices	Other	Other
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
Description	December 31, 2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in Trust Account	$287,515,823	$287,515,823	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$11,979,166	$11,979,166	$—	$—

Warrant Liability – Private Placement Warrants	$6,458,333	$—	$—	$6,458,333

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement during the year ended December 31, 2021.

The Warrants are measured at fair value on a recurring basis. The Public Warrants were initially valued using a Modified Monte Carlo Simulation. As of December 31, 2021, the Public Warrants were valued using the instrument’s publicly listed trading price as of the consolidated balance sheet date, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market.

The Private Placement Warrants were valued using a Modified Black-Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the Private Placement

Warrants is the expected volatility of our common stock. The expected volatility of the Company’s common stock was determined based on the implied volatility of the Public Warrants.

The key inputs into the Modified Montel Carlo Simulation and the Modified Black-Scholes Option Pricing model for Warrants were as follows:

	February 8, 2021		December 31,
	Initial Measurement		2021
	Public	Private	Private
Input	Warrants	Warrants	Warrants
Risk-free interest rate	0.48%	0.48%	1.26%
Expected term (years)	5.00	5.00	5.00
Expected volatility	21.0%	21.0%	18.12%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$10.00	$10.00	$9.90

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 8, 2021	5,838,333	10,733,333	16,571,666
Change in fair value	620,000	1,245,833	1,865,833
Transfer to Level 1	—	(11,979,166)	(11,979,166)
Fair value as of December 31, 2021	$6,458,333	$—	$6,458,333

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the year ended December 31, 2021 was $11,979,166.

ENERGY VAULT HOLDINGS, INC
FAIR VALUE MEASUREMENTS

3. FAIR VALUE MEASUREMENTS

Carrying amounts of certain financial instruments, including cash, accounts payable, and accrued liabilities approximate their fair value due to their relatively short maturities and market interest rates, if applicable.

In December 2020, in connection with issuance of Series B-1 preferred stock, the terms of Tranche 2 (Note 8) in the Series B preferred stock were amended to be identical to the B-1 preferred stock. This resulted in the fair value of the derivative liability associated with the Series B preferred stock right being reduced to zero value as of December 31, 2020, which expired as on June 30, 2021. In January 2021, Tranche 3 (Note 8) expired without exercise and, the Company recorded a change in fair value to reduce to zero the value of the derivative asset associated with Tranche 3 as of December 31, 2020.

The fair values of the preferred stock Tranche rights during the nine months ended September 30, 2020 were determined using the Monte Carlo simulation model. There were no changes in valuation techniques or transfers between the fair value measurement levels during the nine months period ended September 30, 2020.

The following table provides a reconciliation of all assets and liabilities measured at fair value using Level 3 significant unobservable inputs for the nine-months ended September 30, 2020:

		Preferred Stock
	Preferred Stock	Tranche (Liability)
	Tranche Asset	Asset
Balance at January 1, 2020	$12,527,000	$(604,000)
Change in fair value	(10,684,670)	5,467,566
Balance at September 30, 2020	$1,842,330	$4,863,566

The unobservable inputs for Tranche 2 and Tranche 3, for which changes to the subjective amounts could impact the fair values presented above, were (1) probability to meet the tranche criteria and (2) the present value factor. As of September 30, 2020, the conditions for Tranche 2 were deemed to be 80% likely to be met and conditions for Tranche 3 were deemed to be 10% likely to be met if the Tranche 2 criteria were met. As of September 30, 2020, the present value factor for Tranche 2 was 0.9991 and Tranche 3 was 0.9983.

There were no other assets and liabilities measured at fair value for the nine months period ended September 30, 2021.

3. FAIR VALUE MEASUREMENTS

Carrying amounts of certain financial instruments, including cash, accounts payable, and accrued liabilities approximate their fair value due to their relatively short maturities and market interest rates, if applicable.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 were as follows:

	Level I	Level II	Level III	Total
Assets
Derivative – Series B Preferred Stock Rights	$—	$—	$12,527,000	$12,527,000
Total	$—	$—	$12,527,000	$12,527,000
Liabilities
Derivative – Series B Preferred Stock Rights	$—	$—	$604,000	$604,000
Total	$—	$—	$604,000	$604,000

Assets measured at fair value on a recurring basis as of December 31, 2020 were as follows:

	Level I	Level II	Level III	Total
Assets/Liabilities
Derivative – Series B Preferred Stock Rights	$—	$—	$—	$—
Total	$—	$—	$—	$—

In December 2020, in connection with issuance of Series B-1 preferred stock, the terms of Tranche 2 in the Series B preferred stock were amended to be identical to the B-1 preferred stock. This resulted in the fair value of the derivative liability associated with the Series B preferred stock right (Note 11) being reduced to zero value. In January 2021, Tranche 3 in the Series B preferred stock expired without exercise; the Company recorded a change in fair value to reduce to zero the value of the derivative asset associated with Tranche 3 as of December 31, 2020 (Note 15).

The fair value of the preferred stock Tranche rights was determined using a Monte Carlo simulation model (Note 11) and the fair value of the embedded derivative was determined using Black-Scholes analysis (Note 9). There were no changes in valuation techniques or transfers between the fair value measurement levels during the years ended December 31, 2020 or 2019.

The following table provides a reconciliation of all assets and liabilities measured at fair value using Level 3 significant unobservable inputs:

		Preferred Stock	Embedded
	Preferred Stock	Tranche	Derivative
	Tranche Asset	Liability	Liability
Balance at January 1, 2019	$—	$—	$370,000
Tranche right/liability upon issuance of Series B preferred stock	12,351,206	834,613	—
Change in fair value	175,794	(230,613)	(370,000)
Balance at December 31, 2019	12,527,000	604,000	—
Change in fair value	(12,527,000)	(604,000)	—
Balance at December 31, 2020	$—	$—	$—

The Company also recorded certain financial instruments at fair value on a non-recurring basis. During the year ended December 31, 2020, the Series B-1 preferred stock was recorded at its estimated fair value of $7,902,908 upon conversion of the Series B-1 convertible notes payable and $7,779,985 in cash proceeds (Note 11). During the year ended December 31, 2019, the Series A-1 preferred stock was recorded at its estimated fair value of $3,075,831 upon conversion the Series A-1 convertible notes payable (Note 11); and the Series A-2 preferred stock was recorded at its estimated fair value of $3,554,714 upon conversion of $2,504,716 in Series A-2 convertible notes payable and $1,049,998 in cash proceeds (Note 11); and the Series B preferred stock was recorded at its estimated fair value of $25,000,000 and the detachable Tranche Rights were bifurcated from the host instrument and valued separately at $11,516,593 (Note 11).